UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 28

Date of reporting period:	February 30, 2009

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments

As of February 28, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.2%)
Ohio (99.4%)
	Akron OH BAN	3.000%	6/25/09		7,500	7,521
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.550%	3/2/09	LOC	1,800	1,800
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.600%	3/2/09	LOC	8,800	8,800
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.650%	3/2/09	LOC	4,600	4,600
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.650%	3/6/09	LOC	11,250	11,250
[1]	American Muni. Power Ohio Inc. TOB VRDO	0.880%	3/6/09	(12)	10,000	10,000
[1]	American Muni. Power Ohio Inc. TOB VRDO	0.880%	3/6/09	(12)	9,315	9,315
	Avon OH BAN	2.350%	5/14/09		1,840	1,841
	Beachwood OH BAN	2.250%	12/3/09		1,000	1,004
	Beavercreek OH City School Dist. BAN	2.000%	8/18/09		3,000	3,011
	Berea OH BAN	2.500%	7/2/09		1,175	1,177
	Brecksville OH BAN	2.350%	7/2/09		2,500	2,502
	Butler County OH BAN	2.250%	8/6/09		5,000	5,011
[1]	Cincinnati OH City School Dist. GO TOB VRDO	0.670%	3/6/09	(12)	12,460	12,460
[1]	Cincinnati OH City School Dist. GO TOB VRDO	3.040%	3/6/09	LOC	9,980	9,980
[1]	Cincinnati OH City School Dist. GO TOB VRDO	3.040%	3/6/09	LOC	10,000	10,000
	Cleveland OH Water Rev.	0.550%	3/6/09	LOC	6,500	6,500
	Cleveland OH Airport System Rev. VRDO	0.680%	3/6/09	LOC	10,000	10,000
	Cleveland OH Airport System Rev. VRDO	0.830%	3/6/09	LOC	12,300	12,300
	Cleveland OH COP VRDO	0.580%	3/6/09	LOC	26,000	26,000
	Cleveland OH Water Works Rev. VRDO	0.650%	3/6/09	LOC	17,000	17,000
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Euclid Avenue Housing Corp. Project) VRDO	0.600%	3/6/09	LOC	2,750	2,750

	Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	0.600%	3/6/09		10,000	10,000
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	0.600%	3/6/09		16,700	16,700
	Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	0.600%	3/6/09		7,300	7,300
	Columbus OH BAN	2.500%	12/16/09		5,000	5,055
	Columbus OH City School Dist. BAN	2.000%	8/13/09		10,000	10,059
[1]	Columbus OH City School Dist. TOB VRDO	0.640%	3/6/09	LOC	10,230	10,230
[1]	Columbus OH GO TOB VRDO	0.600%	3/6/09		4,360	4,360
[1]	Columbus OH GO TOB VRDO	0.680%	3/6/09		4,460	4,460
	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	0.600%	3/6/09	LOC	36,735	36,735
	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	0.600%	3/6/09	LOC	2,600	2,600
[2]	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	0.600%	3/6/09	LOC	3,400	3,400
[1]	Columbus OH Sewer Rev. TOB VRDO	0.620%	3/6/09		4,995	4,995
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.500%	3/2/09		6,100	6,100
	Cuyahoga Falls OH BAN	2.750%	12/9/09		4,500	4,545
	Delaware County OH Port Auth. Econ. Dev. Rev. (Columbus Zoological Park) VRDO	0.640%	3/6/09	LOC	5,850	5,850
	Delaware County OH Sewer Dist.	4.950%	12/1/09	(Prere.)	1,500	1,555
	Dublin OH School Dist. GO	2.000%	10/15/09		3,750	3,782
	Euclid OH BAN	2.375%	5/21/09		5,300	5,303
	Fairfield City OH Police Services Project BAN	3.500%	10/30/09		1,665	1,668
	Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.580%	3/6/09		10,000	10,000
	Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.560%	3/6/09	LOC	12,965	12,965

	Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.580%	3/6/09		5,300	5,300
	Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.530%	3/6/09	LOC	7,060	7,060
	Green City OH BAN	2.750%	7/14/09		8,400	8,426
	Greene County OH BAN	2.600%	8/17/09		9,056	9,056
	Huber Heights OH City School Dist. BAN	2.000%	8/18/09		3,200	3,210
	Lakewood OH BAN	2.125%	4/16/09		3,750	3,751
[1]	Lakewood OH City School Dist. GO TOB VRDO	0.970%	3/6/09	(4)	4,785	4,785
	Lancaster Port Auth. Ohio Gas Rev. VRDO	0.570%	3/6/09		19,860	19,860
	Little Miami Ohio Local School Dist. BAN	2.625%	6/4/09		6,000	6,008
	Lorain County OH Hosp. Fac. Rev. (EMH Regional Medical Center) VRDO	0.650%	3/6/09	LOC	4,900	4,900
[1]	Lorain County OH Hosp. Rev. (Catholic Healthcare Partners) TOB VRDO	0.620%	3/6/09	(4)	7,715	7,715
[1]	Lorain County OH Hosp. Rev. (Catholic Healthcare Partners) TOB VRDO	1.020%	3/6/09	(4)	9,250	9,250
	Lorain County OH Port Auth. Educ. Fac. (St. Ignatius High School) VRDO	0.610%	3/6/09	LOC	2,250	2,250
	Lorain County OH Sewer System BAN	2.500%	5/14/09		2,800	2,804
	Lucas County OH BAN	3.000%	7/30/09		7,000	7,037
	Lucas County OH Hosp. Rev. (ProMedica Health Care) VRDO	0.720%	3/6/09	LOC	7,800	7,800
	Lucas County OH Hosp. Rev. (ProMedica Health Care) VRDO	0.720%	3/6/09	LOC	5,500	5,500
	Marysville OH BAN	2.500%	6/3/09		3,835	3,840
	Mason OH BAN	3.000%	3/12/09		2,550	2,551
[2]	Mason OH BAN	1.500%	3/11/10		2,550	2,569
	Mason OH City School Dist. BAN	1.500%	2/4/10		2,845	2,865
	Mentor OH BAN	2.750%	8/6/09		2,060	2,068
	Miamisburg OH City School Dist. BAN	3.500%	7/28/09		8,250	8,272
[1]	Montgomery County OH Rev. (Catholic Health Initiatives) TOB VRDO	0.970%	3/6/09	(4)	6,970	6,970

	Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	0.450%	3/6/09		17,670	17,670
	Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	0.610%	3/6/09		6,300	6,300
[1]	Montgomery County OH Rev. TOB VRDO	0.970%	3/6/09	(4)	4,995	4,995
	Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	0.500%	3/2/09	LOC	4,800	4,800
	Ohio Air Quality Dev. Rev. (Dayton Power & Light Co. Project) VRDO	0.300%	3/6/09	LOC	8,000	8,000
[1]	Ohio Air Quality Dev. Rev. TOB VRDO	0.840%	3/6/09	(13)	8,000	8,000
	Ohio Air Quality Dev. Rev. VRDO	0.600%	3/2/09	LOC	11,900	11,900
[1]	Ohio Building Auth. Rev. (Adult Correctional Building) TOB VRDO	0.670%	3/6/09	(Prere.)	5,850	5,850
	Ohio Common Schools GO	5.000%	3/15/09		2,000	2,002
	Ohio Common Schools GO VRDO	0.550%	3/6/09		12,785	12,785
	Ohio Highway Capital Improvements GO	4.000%	5/1/09		3,875	3,898
	Ohio GO	7.625%	8/1/09		4,345	4,462
	Ohio GO	4.000%	9/1/09		7,640	7,704
[1]	Ohio GO TOB VRDO	0.620%	3/6/09		11,490	11,490
[1]	Ohio GO TOB VRDO	0.710%	3/6/09		9,400	9,400
	Ohio GO VRDO	0.400%	3/6/09		5,675	5,675
[1]	Ohio Higher Educ. Fac. Comm. Rev. (Austin) TOB VRDO	0.620%	3/6/09	(13)	5,000	5,000
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.400%	3/2/09		5,000	5,000
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	0.450%	3/6/09		11,930	11,930
	Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	0.650%	3/6/09	LOC	1,330	1,330
	Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.650%	3/6/09	LOC	8,000	8,000
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	0.500%	3/6/09	LOC	5,000	5,000

	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	0.620%	3/6/09	LOC	8,600	8,600
[1]	Ohio Higher Educ. Fac. Comm. Rev. TOB VRDO	0.600%	3/6/09		6,225	6,225
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.750%	3/6/09		5,730	5,730
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.750%	3/6/09		4,745	4,745
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.920%	3/6/09		4,455	4,455
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.600%	3/6/09		1,930	1,930
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.600%	3/6/09		8,000	8,000
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.620%	3/6/09		11,530	11,530
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.750%	3/6/09		4,830	4,830
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.800%	3/6/09		9,040	9,040
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.800%	3/6/09		8,580	8,580
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.810%	3/6/09		5,000	5,000
	Ohio PCR (Sohio Air British Petroleum Co.) VRDO	0.600%	3/2/09		3,900	3,900
	Ohio GO VRDO	0.400%	3/6/09		3,400	3,400
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	0.500%	3/2/09		10,225	10,225
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	0.500%	3/2/09		7,625	7,625
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	0.500%	3/2/09		4,600	4,600
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	0.500%	3/2/09		6,505	6,505
[1]	Ohio State Higher Educ. Fac. TOB VRDO	0.600%	3/6/09		3,700	3,700
[1]	Ohio State Higher Educ. TOB VRDO	0.570%	3/6/09	LOC	4,980	4,980
	Ohio State Univ. CP	0.650%	6/11/09		22,400	22,400
	Ohio State Univ. General Receipts Rev. VRDO	0.450%	3/6/09		6,400	6,400
[1]	Ohio State Water Dev. Auth. PCR TOB VRDO	0.600%	3/6/09		5,995	5,995
[1]	Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	2.150%	3/6/09		3,990	3,990
	Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	0.680%	3/6/09	LOC	13,000	13,000

	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.500%	3/6/09	LOC	13,250	13,250
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.600%	3/6/09	LOC	15,000	15,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.700%	3/6/09	LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR BAN	3.000%	8/4/09		5,000	5,037
[1]	Ohio Water Dev. Auth. Rev. (Drinking Water Fund) TOB VRDO	0.670%	3/6/09		7,199	7,198
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.850%	4/8/09		10,000	10,000
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.930%	3/6/09		43,435	43,435
	Ohio Water Dev. Auth. Rev. BAN	4.000%	10/1/09		7,000	7,067
[1]	Ohio Water Dev. Auth. Rev. TOB VRDO	3.500%	3/6/09		17,485	17,485
	Perrysburg OH BAN	2.125%	5/21/09		2,283	2,284
	Port of Greater Cincinnati Dev. Auth. (Sycamore Township Kenwood) VRDO	0.600%	3/6/09	LOC	3,000	3,000
	Portage County OH BAN	3.250%	10/2/09		5,000	5,007
	Shaker Heights OH Urban Renewal BAN	3.650%	4/22/09		4,000	4,005
	Strongsville OH BAN	3.250%	5/14/09		2,740	2,742
[1]	Toledo Lucas County OH Port Auth. VRDO	0.710%	3/6/09		5,500	5,500
	Toledo OH City Services Special Assessment VRDO	0.600%	3/6/09	LOC	6,200	6,200
	Toledo OH City Services Special Assessment VRDO	0.640%	3/6/09	LOC	1,400	1,400
	Union Township OH BAN	3.000%	9/15/09		10,000	10,053
	Univ. of Cincinnati OH General Receipts BAN	2.750%	7/21/09		8,950	8,985
	Upper Arlington OH City School Dist. TAN	2.625%	6/25/09		2,500	2,505
	Westlake OH BAN	1.250%	1/28/10		3,100	3,107
	Willoughby OH BAN	3.000%	10/14/09		6,810	6,832
						1,012,999
Puerto Rico (0.8%)
	Puerto Rico TRAN	3.000%	7/30/09	LOC	8,000	8,044
Total Tax-Exempt Municipal Bonds (Cost $1,021,043)						1,021,043
Other Assets and Liabilities-Net (-0.2%)						(2,152)
Net Assets (100%)						1,018,891

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $219,258,000, representing 21.5% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2009.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Ohio (96.4%)
Adams County OH School Dist. GO	5.550%	12/1/09	(1)	1,000	1,003
Akron OH GO	5.500%	12/1/18	(1)	1,315	1,379
Akron OH Income Tax Rev. (Community Learning Center)	5.000%	12/1/27	(1)	6,300	6,339
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.550%	3/2/09	LOC	550	550
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.600%	3/2/09	LOC	1,600	1,600
American Muni. Power Ohio Inc.	5.000%	2/15/38		16,385	15,708
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14	(2)	2,625	2,721
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15	(2)	2,865	2,963
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16	(2)	1,015	1,047
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		3,000	2,739
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,450
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,450
Avon OH Local School Dist. GO	5.250%	12/1/13	(1)(Prere.)	2,400	2,770
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	2,250	2,410
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	1,190	1,275
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		8,180	5,949
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34		2,500	1,485
Buckeye OH Tobacco Settlement Financing Corp. Rev.	6.500%	6/1/47		7,750	4,841
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,570	1,790
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,655	1,886
Butler County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.000%	5/15/31	(1)	5,000	3,825

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Butler County OH Sewer System Rev.	5.375%	12/1/09	(3)(Prere.)	1,230	1,288
Butler County OH Waterworks Rev.	5.250%	12/1/21	(2)	4,000	4,239
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	805	890
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	1,080	1,194
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	950	1,050
Canal Winchester OH Local School Dist. GO	5.000%	6/1/15	(1)(Prere.)	3,030	3,472
Centerville OH City School Dist. GO	5.000%	12/1/30	(4)	9,260	9,358
Chillicothe OH City School Dist.	5.250%	12/1/14	(3)(Prere.)	1,745	2,033
Cincinnati OH City School Dist. Classroom Fac. Construction & Improvement	5.250%	12/1/28	(1)	4,000	4,238
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32	(4)	1,000	989
Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38		7,870	7,600
Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	1,380	1,506
Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	2,000	2,182
Cincinnati OH Water System Rev.	5.000%	12/1/23	(1)	6,000	6,337
Cincinnati OH Water System Rev.	5.000%	12/1/32		4,000	4,022
Cleveland OH GO	5.375%	9/1/10	(2)	1,000	1,051
Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,135	1,233
Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,415	1,537
Cleveland OH GO	5.500%	12/1/11	(1)	1,340	1,437
Cleveland OH GO	5.375%	9/1/12	(2)	1,000	1,095
Cleveland OH GO	5.250%	8/1/13	(3)(Prere.)	2,400	2,748
Cleveland OH GO	5.500%	10/1/20	(2)	7,350	8,157
Cleveland OH GO	5.000%	10/1/21	(2)	2,920	3,084
Cleveland OH GO	5.500%	10/1/22	(2)	3,870	4,217
Cleveland OH Income Tax Rev.	5.000%	10/1/29	(12)	7,180	7,134
Cleveland OH Public Power System Rev.	5.000%	11/15/28	(1)	1,250	1,218
Cleveland OH Public Power System Rev.	0.000%	11/15/33	(1)	6,895	1,572
Cleveland OH State Univ. Rev.	5.250%	6/1/19	(1)	2,825	3,014
Cleveland OH State Univ. Rev.	5.000%	6/1/30	(1)	5,000	4,828
Cleveland OH Water Works Rev.	5.500%	1/1/21	(1)	9,635	10,595

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14	(4)(Prere.)	2,390	2,774
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14	(4)(Prere.)	2,070	2,403
Columbus OH GO	5.000%	12/15/13		5,000	5,694
Columbus OH GO	5.000%	9/1/16		9,225	10,683
Columbus OH Sewer Rev.	5.000%	6/1/28		4,005	4,087
Columbus OH Sewer Rev.	4.500%	6/1/29		8,000	7,661
Columbus OH Sewer Rev.	4.250%	6/1/30		5,010	4,524
Columbus OH Sewer Rev.	5.000%	6/1/31		4,000	4,031
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,157
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,157
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	1,710	1,844
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,157
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation)	6.000%	1/1/32		10,000	10,037
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.500%	3/2/09		1,700	1,700
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.500%	8/15/22		1,750	1,583
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.250%	8/15/46		11,080	7,835
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/16	(1)	1,840	1,985
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/20	(1)	1,200	1,275
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/15	(1)	3,000	3,329
Franklin County OH GO	5.000%	12/1/31		7,500	7,660

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Franklin County OH Hosp. Rev. (Nationwide Childrens)	4.750%	11/1/28		1,500	1,315
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/19		4,035	4,133
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/21		4,465	4,473
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/13	(2)	2,000	1,976
Gallia County OH Local School Dist.	5.000%	12/1/26	(4)	2,075	2,107
Gallia County OH Local School Dist.	5.000%	12/1/27	(4)	2,180	2,201
Gallia County OH Local School Dist.	5.000%	12/1/30	(4)	5,000	4,973
Gallia County OH Local School Dist.	5.000%	12/1/33	(4)	5,000	4,923
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30	(1)	4,040	3,864
Garfield Heights OH City School Dist. School Improvement GO	5.500%	12/15/11	(1)(Prere.)	1,640	1,819
Greene County OH Sewer System Rev.	5.000%	12/1/22	(4)	4,470	4,542
Greene County OH Sewer System Rev.	5.000%	12/1/23	(4)	4,695	4,735
Greene County OH Sewer System Rev.	5.000%	12/1/24	(4)	5,050	5,079
Greene County OH Sewer System Rev.	5.000%	12/1/25	(4)	5,000	5,011
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	6/1/14	(3)(Prere.)	1,270	1,467
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/20	(1)	1,185	1,276
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/21	(1)	1,245	1,315
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/23	(1)	1,380	1,438
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/24	(3)	185	191
Hamilton County OH Econ. Dev. Rev. (King Highland Community Urban)	5.250%	6/1/28	(1)	7,290	7,307

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.200%	5/15/09	(1)	695	700
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/19	(1)	2,865	2,938
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/20	(1)	3,020	3,063
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25	(2)	5,000	4,702
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26	(2)	5,000	4,654
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32	(4)	10,000	9,862
Hamilton County OH Sewer System Rev.	5.450%	12/1/09	(1)	3,250	3,337
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(1)(Prere.)	965	1,031
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(1)(Prere.)	755	807
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(1)(Prere.)	1,355	1,493
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(1)(Prere.)	1,000	1,102
Hamilton County OH Sewer System Rev.	5.000%	12/1/31	(1)	5,300	5,250
Hamilton OH City School Dist. GO	5.000%	12/1/26	(4)	3,070	3,177
Hamilton OH City School Dist. GO	5.000%	12/1/28	(4)	5,000	5,105
Hamilton OH City School Dist. GO	5.000%	12/1/34	(4)	2,250	2,257
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/11	(4)(Prere.)	1,510	1,684
Hilliard OH School Dist. GO	0.000%	12/1/12	(1)	3,220	2,949
Hilliard OH School Dist. GO	0.000%	12/1/13	(1)	3,220	2,846
Hilliard OH School Dist. GO	5.250%	12/1/16	(1)	2,000	2,175
Hilliard OH School Dist. GO	5.000%	12/1/27	(1)	2,895	2,926
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center)	5.250%	12/1/37		4,825	3,974
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.500%	12/1/11	(Prere.)	1,295	1,436

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	4,350	5,025
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10	(3)(Prere.)	1,000	1,079
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11	(1)(Prere.)	1,675	1,857
Lorain County OH GO	5.500%	12/1/22	(1)	1,500	1,584
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,628
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21		4,000	4,022
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/33	(4)	5,000	4,656
Lucas County OH Hosp. Rev.	5.000%	11/15/38		5,000	4,255
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14	(1)(ETM)	5,360	5,378
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14	(1)	640	641
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/15	(2)	2,500	2,539
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/17	(2)	2,075	2,102
Mad River OH Local School Dist. GO	5.750%	12/1/12	(3)(Prere.)	1,195	1,373
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,095	2,445
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,035	2,375
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,140	2,498
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/31	(10)	2,720	2,375
Mason OH City School Dist. School Improvement GO	5.000%	12/1/35		2,000	2,001
Medina OH School Dist. COP	5.250%	12/1/37	(12)	7,210	7,262
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20	(2)	2,000	2,104
Middletown OH City School Dist. GO	5.000%	12/1/23	(4)	5,345	5,521

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,425	1,599
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,600	1,796
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/30		7,630	6,814
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	10/1/41	(4)	5,000	4,358
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12	(3)(Prere.)	500	561
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17	(3)	675	731
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11	(2)	1,200	1,128
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12	(2)	1,700	1,547
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10	(3)(Prere.)	1,355	1,458
Oak Hills OH Local School Dist. GO	7.200%	12/1/09	(1)	510	532
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	0.500%	3/2/09	LOC	1,800	1,800
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	10/1/11	(1)	5,000	5,421
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11	(Prere.)	1,585	1,722
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11	(Prere.)	1,500	1,630
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/17	(4)	1,305	1,412
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/18	(4)	1,380	1,473
Ohio Common Schools GO	5.000%	6/15/24		8,000	8,247
Ohio GO	5.000%	9/15/11		5,715	6,209
Ohio GO	5.000%	8/1/13		3,565	4,002
Ohio GO	5.500%	11/1/14		4,185	4,847
Ohio GO	4.500%	9/15/22	(1)	5,000	5,148
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11	(2)	6,110	6,596
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28		5,000	4,875
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/13	(Prere.)	3,885	4,440

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.250%	12/1/26	(1)	3,520	3,786
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/27	(2)	2,115	2,084
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic)	5.125%	1/1/28		5,000	4,844
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic)	5.250%	1/1/29		5,000	4,867
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.400%	3/2/09		3,300	3,300
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/11	(Prere.)	1,000	1,117
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/26		5,815	6,001
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32		2,980	2,988
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/09	(1)(Prere.)	2,875	2,947
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.000%	4/1/32		3,415	2,908
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41		4,500	4,013
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	0.750%	3/2/09		5,900	5,900
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/26		5,275	4,825
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/33		5,000	5,002
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		16,500	12,112
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/16	(2)	1,795	1,930
Ohio Higher Educ. GO	5.250%	12/1/11	(1)	4,500	4,946
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11		2,800	3,022

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		4,980	4,896
Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33		7,500	7,777
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/12	(2)	1,000	1,050
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14		7,520	8,505
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23		3,000	3,160
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/18		3,150	3,323
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/19		2,235	2,358
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/20		1,570	1,656
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24	(1)	12,000	13,519
Ohio Water Dev. Auth. PCR	5.500%	6/1/23		2,155	2,485
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.550%	3/2/09	LOC	3,300	3,300
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,100	2,350
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,170	2,428
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,735	3,061
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/22		4,690	5,474
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/23		1,225	1,413
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/23		1,115	1,288
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09	(2)(ETM)	310	319
Olentangy OH Local School Dist. GO	5.500%	6/1/12	(4)(Prere.)	1,200	1,343
Olentangy OH Local School Dist. GO	5.000%	6/1/16	(4)(Prere.)	1,235	1,428
Olentangy OH Local School Dist. GO	5.500%	12/1/16	(4)	30	33
Olentangy OH Local School Dist. GO	5.000%	12/1/30	(4)	3,765	3,810

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	1,400	1,609
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	1,300	1,510
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	2,750	3,194
Reynoldsburg OH School Dist. GO	0.000%	12/1/09	(1)	1,465	1,438
Reynoldsburg OH School Dist. GO	0.000%	12/1/10	(1)	1,465	1,391
Richland County OH GO	6.950%	12/1/11	(2)	450	452
Richland County OH GO	5.400%	12/1/15	(2)	1,120	1,123
Rocky River OH City School Dist. GO	5.375%	12/1/17		2,200	2,485
Ross County OH Hosp. Fac. Rev. (Adena Health System)	5.750%	12/1/35		3,000	2,759
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28		9,000	8,027
Shawnee State Univ. Ohio General Receipts Rev.	5.000%	6/1/34	(1)	5,470	4,219
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13	(1)(Prere.)	1,215	1,400
Summit County OH GO	6.250%	12/1/10	(3)(Prere.)	1,420	1,561
Summit County OH GO	6.500%	12/1/10	(3)(Prere.)	2,000	2,207
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,800	2,084
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,910	2,212
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	2,020	2,339
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,420	1,644
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,595	1,847
Summit County OH Sanitary Sewer System Improvement GO	5.500%	12/1/11	(3)(Prere.)	1,015	1,135
Tallmadge OH City School Dist.	5.000%	12/1/28	(4)	3,030	3,044
Teays Valley OH Local School Dist. GO	5.000%	12/1/27	(1)	3,040	3,099
Tri Valley OH Local School Dist. GO	5.500%	12/1/16	(1)	1,255	1,439
Tri Valley OH Local School Dist. GO	5.500%	12/1/19	(1)	1,785	2,030
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10	(3)(Prere.)	2,545	2,675
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	2,000	1,978
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	4,000	3,928

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Univ. of Akron OH General Receipts Rev. VRDO	2.250%	3/6/09	(12)	9,900	9,900
Univ. of Cincinnati OH COP	5.500%	6/1/14	(1)	1,000	1,039
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,285	1,424
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,500	1,662
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	2,500	2,770
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,000	2,236
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,595	2,901
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,880	3,219
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28	(1)	5,000	4,861
Univ. of Toledo OH General Receipts	5.250%	6/1/11	(3)(Prere.)	1,080	1,174
Westerville OH City School Dist. GO	5.500%	6/1/11	(1)(Prere.)	2,000	2,185
Westerville OH City School Dist. GO	5.500%	6/1/11	(1)(Prere.)	1,225	1,339
Woodridge OH School Dist. GO	6.800%	12/1/14	(2)	1,765	2,013
Wooster OH School Dist. GO	0.000%	12/1/09	(4)	2,195	2,173
Wooster OH School Dist. GO	0.000%	12/1/10	(4)	2,265	2,183
Wooster OH School Dist. GO	0.000%	12/1/11	(4)	2,315	2,167
					788,396
Puerto Rico (2.4%)
Puerto Rico GO	5.500%	7/1/20	(1)	1,600	1,503
Puerto Rico GO	5.500%	7/1/29		1,500	1,315
Puerto Rico GO	5.000%	7/1/34		740	587
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,400	3,907
Puerto Rico Muni. Finance Agency	5.250%	8/1/19	(4)	3,000	2,978
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(4)	2,500	2,467
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21	(1)	2,000	1,862
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,005	3,308
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	995	1,097

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	305	354
					19,378
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17		2,000	1,857
Total Tax-Exempt Municipal Bonds (Cost $820,572)					809,631
Other Assets and Liabilities-Net (1.0%)					8,376
Net Assets (100%)					818,007

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $820,826,000. Net unrealized depreciation of investment securities for tax purposes was $11,195,000, consisting of unrealized gains of $21,379,000 on securities that had risen in value since their purchase and $32,574,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April 20, 2009

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.